Subsequent events - Adittional Information (Details) - Entering into significant commitments or contingent liabilities € in Millions, $ in Millions	Feb. 19, 2025 EUR (€) note	Feb. 19, 2025 USD ($) note
Disclosure of non-adjusting events after reporting period [line items]
Number Of Notes Issued	6	6
ABS Term Note
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 842	$ 875